UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2012

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$ 2,095,595
List of Other Included Managers:

No.	13F File Number	Name

None


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                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       78617   1200257 SH     SOLE                 306317     0   893940
Ace Ltd                          shs           H0023R105       54691    685352 SH     SOLE                 198617     0   486735
ADT Corporation                  com           00101j106       49239   1059136 SH     SOLE                 271231     0   787905
American International Group     com new       026874784       63476   1798189 SH     SOLE                 464663     0  1333526
Amgen Inc.                       com           031162100       40798    473292 SH     SOLE                 124115     0   349177
Apache Corp.                     com           037411105       40881    520776 SH     SOLE                 135045     0   385731
Apple Computer                   com           037833100         407       764 SH     SOLE                    647     0      117
Berkshire Hathaway Inc.          cl a          084670108        2681        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         306     20000 SH     SOLE                  20000     0        0
Calpine Corp.                    com new       131347304       70400   3883040 SH     SOLE                 999155     0  2883885
Cameron International Corp.      com           13342b105       59693   1057253 SH     SOLE                 275269     0   781984
Chevron Corp.                    com           166764100       45544    421155 SH     SOLE                 114045     0   307110
Church & Dwight Co.Inc.          com           171340102       23930    446710 SH     SOLE                 153521     0   293189
Comcast Corp. Special Cl A       cl a spl      20030N200       81456   2267715 SH     SOLE                 579920     0  1687795
Covidien PLC                     shs           g2554f113       64160   1111180 SH     SOLE                 289850     0   821330
CVS Caremark Corp.               com           126650100       75709   1565851 SH     SOLE                 392049     0  1173802
Dresser-Rand Group Inc           com           261608103       51421    915948 SH     SOLE                 229347     0   686601
EMC Corporation                  com           268648102       42245   1669759 SH     SOLE                 430538     0  1239221
Express Scripts Holding Company  com           30219g108       49021    907798 SH     SOLE                 219788     0   688010
Ford Motor Co.                   com par $0.01 345370860       63731   4921300 SH     SOLE                1254834     0  3666466
Goldman Sachs Group Inc.         com           38141G104       54142    424443 SH     SOLE                 102051     0   322392
Halliburton Co.                  com           406216101       53629   1545962 SH     SOLE                 385257     0  1160705
Honeywell International Inc      com           438516106       47069    741588 SH     SOLE                 214262     0   527326
International Business Machines Ccom           459200101       45491    237489 SH     SOLE                  60355     0   177134
JPMorgan Chase & Co.             com           46625H100       52648   1197388 SH     SOLE                 297687     0   899701
Kinder Morgan Inc.               com           49456b101       66240   1874889 SH     SOLE                 486441     0  1388448
Kohl's Corp                      com           500255104       36229    842935 SH     SOLE                 213583     0   629352
Lowe's Cos., Inc.                com           548661107       55065   1550249 SH     SOLE                 398317     0  1151932
MasterCard Inc. Class A          cl a          57636q104       46548     94749 SH     SOLE                  24184     0    70565
MetLife Inc.                     com           59156R108       61190   1857628 SH     SOLE                 467953     0  1389675
Nuveen Municipal Opportunity Fundcom           670984103         291     19000 SH     SOLE                  19000     0        0
Nuveen Select Tax-Free Income Porsh ben int    67062F100         299     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       48975   1469824 SH     SOLE                 382239     0  1087585
Pentair Ltd.                     shs           h6169q108       16331    332269 SH     SOLE                  83000     0   249269
Praxair Inc.                     com           74005P104       45317    414039 SH     SOLE                 102745     0   311294
Royal Dutch Shell PLC-ADR A      spons adr a   780259206       27900    404634 SH     SOLE                  72718     0   331916
The Mosaic Company               com           61945c103       45512    803668 SH     SOLE                 198933     0   604735
Thermo Fisher Scientific Inc.    com           883556102       63664    998180 SH     SOLE                 260137     0   738043
Tyco International Ltd.          shs           h89128104       55153   1885562 SH     SOLE                 482266     0  1403296
United Parcel Service- Cl B      cl b          911312106       51358    696569 SH     SOLE                 175216     0   521353
United Technologies Corp.        com           913017109       50737    618672 SH     SOLE                 159319     0   459353
UnitedHealth Group Inc.          com           91324P102       53938    994435 SH     SOLE                 257611     0   736824
Verizon Communications           com           92343v104         215      4978 SH     SOLE                      0     0     4978
Wabco Holdings Inc.              com           92927k102       27002    414203 SH     SOLE                 101456     0   312747
Wells Fargo & Co.                com           949746101       60543   1771302 SH     SOLE                 448251     0  1323051
Wyndham Worldwide Corp.          com           98310W108       71706   1347604 SH     SOLE                 353609     0   993995
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